Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,410,059	4,440,085
Common stock, shares outstanding	4,410,059	4,440,085